CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Total	Common Stock Class B Shares [Member]	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehesive Income (Loss)	Common Stock Class A [Member]
Balance, amount at Dec. 31, 2019	$ 488,733	$ 0	$ 723,861	$ (231,193)	$ (3,935)	$ 0
Net loss for the year ended December 31, 2020	(705,870)	0		(711,801)	5,931	$ 0
Issuance of Platinum ordinary shares and capital contributions to Yubo Beijing, shares						115,245,003
Issuance of Platinum ordinary shares and capital contributions to Yubo Beijing, amount	634,756	0	519,511	0	0	$ 115,245
Sale of Platium ordinary shares on September 11, 2020, shares						1,754,997
Sale of Platium ordinary shares on September 11, 2020, amount	750,000	0	748,245	0	0	$ 1,755
Net loss for the three months ended March 31, 2021	(711,801)	0				$ 0
Balance, shares at Dec. 31, 2020						117,000,000
Balance, amount at Dec. 31, 2020	1,167,619	$ 0	1,991,617	(942,994)	1,996	$ 117,000
Capital contirubtions to Yubo Beijing	127,164		127,164
Reverse acquisition of Yubo International Biotech Limited by Platinum International Biotech Co. Ltd., shares		4,447				1,177,885
Reverse acquisition of Yubo International Biotech Limited by Platinum International Biotech Co. Ltd., amount		$ 4	(1,182)			$ 1,178
Net loss for the three months ended March 31, 2021	(438,675)			(438,675)
Foreign currency translation adjustment	70,413				70,413
Balance, shares at Mar. 31, 2021		4,447				118,177,885
Balance, amount at Mar. 31, 2021	926,521	$ 4	2,117,599	(1,381,669)	72,409	$ 118,178
Balance, shares at Dec. 31, 2020						117,000,000
Balance, amount at Dec. 31, 2020	1,167,619	0	1,991,617	(942,994)	1,996	$ 117,000
Net loss for the year ended December 31, 2020	(1,425,981)	0	0	(1,542,438)	116,457	0
Net loss for the three months ended March 31, 2021	(1,542,438)	0				0
Capital contributions to Yubo Beijing	127,164	$ 0	127,164	0	0	$ 0
Reverse acquisitions of Yubo International Biotech Limited by Platinum International Biotech Co. Ltd., shares		4,447				1,177,885
Reverse acquisitions of Yubo International Biotech Limited by Platinum International Biotech Co. Ltd., amount	0	$ 4	(1,182)	0	0	$ 1,178
Balance, shares at Dec. 31, 2021		4,447				118,177,885
Balance, amount at Dec. 31, 2021	(131,198)	$ 4	2,117,599	(2,485,432)	118,453	$ 118,178
Net loss for the three months ended March 31, 2021	(578,948)	$ 0		(578,948)		$ 0
Foreign currency translation adjustment	(49,977)				(49,977)
Balance, shares at Mar. 31, 2022		4,447				118,177,885
Balance, amount at Mar. 31, 2022	$ (760,123)	$ 4	$ 2,117,599	$ (3,064,380)	$ 68,476	$ 118,178